UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-2946
Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Municipal Money Market Fund, Inc.
Statement of Investments
February 28, 2006 (Unaudited)
	Principal
Tax Exempt Investments--101.2%	Amount ($)		Value ($)

Alabama--1.7%

Columbia Industrial Development Board,
PCR, Refunding (Alabama Power Co. Project) 3%	3,800,000	a	3,800,000
Jefferson County, Sewer Revenue, Refunding
3.21% (Insured; XLCA and Liquidity Facility; Bank of America)	10,000,000	a	10,000,000

Arizona--3.6%

Maricopa County Industrial Development Authority, MFHR
Refunding (San Clemente Apartments Project)
3.28% (Insured; FNMA and Liquidity Facility; FNMA)	10,000,000	a	10,000,000
Roaring Fork Municipal Products LLC, Revenue
3.42% (Liquidity Facility; The Bank of New York)	2,750,000	a,b	2,750,000
Salt River Project, Agricultural Improvement and
Power District, Water and Sewer Revenue, CP
3.18%, 5/10/2006 (Liquidity Facility: Bank of America, Bank One, Citibank NA,
JPMorgan Chase Bank, M & I Corporation and Wells Fargo Bank)	17,000,000		17,000,000

Arkansas--1.0%

Pulaski County Public Facilities Board, MFHR
(Chapelridge Project) 3.26% (LOC; Regions Bank)	5,650,000	a	5,650,000
West Memphis Public Facilities Board, MFHR, Refunding
(Meadows Apartments Project)
3.28% (Insured; FHLMC)	2,490,000	a	2,490,000

California--2.9%

California, RAN 4.50%, 6/30/2006	6,000,000		6,029,259
FHLMC Multifamily Mortgage Certificates, Revenue
3.28% (Liquidity Facility; FHLMC and LOC; FHLMC)	17,750,018	a,b	17,750,018

Colorado--5.7%

City and County of Denver, Airport Revenue,
Refunding 3.24% (Insured; MBIA and Liquidity Facility; Bank One)	10,000,000	a	10,000,000
Colorado Educational and Cultural Facilities Authority,
College and University Revenue
(Fuller Project) 3.29% (LOC; Key Bank)	10,000,000	a	10,000,000
Lower Colorado River Authority, Revenue, CP
3.10%, 3/9/2006 (Liquidity Facility; JPMorgan Chase Bank)	10,000,000		10,000,000
Mountain Village Housing Authority, Housing Facilities
Revenue (Village Court Apartments Project)
3.28% (LOC; U.S. Bank NA)	6,800,000	a	6,800,000
Southern Ute Indian Tribe of the Southern Ute Indian
Reservation, Industrial Revenue 3.27%	10,000,000	a	10,000,000

Delaware--1.2%

Delaware Economic Development Authority, MFHR
(School House Project) 3.30% (LOC; HSBC Bank USA)	6,900,000	a	6,900,000
Sussex County, IDR
(Pats Inc. Project) 3.43% (LOC; M&T Bank)	2,860,000	a	2,860,000

District of Columbia--4.9%

Bank of New York Municipal Certificate Trust, Revenue
3.32% (GIC; Trinity Plus Funding Co. and
Liquidity Facility; The Bank of New York)	10,000,000	a,b	10,000,000
District of Columbia:
Enterprise Zone Revenue
(Trigen-PepCo Energy Services)
3.28% (LOC; M&T Bank)	11,090,000	a	11,090,000
Revenue
(Georgetown Day School)
3.19% (LOC; SunTrust Bank)	19,000,000	a	19,000,000

Florida--1.8%

Broward County Housing Finance Authority:
MFHR (Cypress Grove Apartments) 3.33%
(Liquidity Facility; Sun America Inc.)	13,230,000	a	13,230,000
SFMR (Merlots Program) 3.28% (Insured: FNMA and
GNMA and Liquidity Facility; Wachovia Bank)	1,235,000	a,b	1,235,000

Georgia--6.2%

Atlanta, Airport General Revenue, Refunding
(Hartsfield International Airport)
3.20% (Insured; MBIA and Liquidity Facility; Bayerische Landesbank)	10,000,000	a	10,000,000
Burke County Development Authority, CP
3.28%, 3/15/2006 (Insured; AMBAC and Liquidity Facility; Rabobank Nederland)	5,000,000		5,000,000
Conyers Housing Authority, MFHR
(Towne Pointe LP) 3.27% (LOC; Amsouth Bank)	4,000,000	a	4,000,000
De Kalb County Housing Authority, MFHR
(Forest Columbia Apartments Project)
3.28% (LOC; First Tennessee Bank)	8,300,000	a	8,300,000
Gwinnett County Development Authority, IDR
(Suzanna's Kitchen Inc. Project)
3.25% (LOC; Wachovia Bank)	6,200,000	a	6,200,000
Savannah Economic Development Authority,
Industrial Revenue (Home Depot Project) 3.24%	17,000,000	a	17,000,000

Hawaii--.9%

Hawaii Pacific Health, Special Purpose Revenue
(Department of Budget and Finance) 3.30%
(Insured; Radian Bank and Liquidity Facility; Bank of Nova Scotia)	7,000,000	a	7,000,000

Idaho--1.1%

Idaho Housing and Finance Association, SFMR
3.10% (LOC; Lloyds TSB Bank PLC)	9,350,000	a	9,350,000

Illinois--1.5%

Lake County, MFHR
(Grand Oaks Apartments Project)
3.26% (Insured; FNMA and Liquidity Facility; FNMA)	9,000,000	a	9,000,000
University of Illinois, University Revenue
(Merlots Program) 3.23% (Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3,500,000	a,b	3,500,000

Kansas--.7%

Kansas Development Finance Authority, MFHR, Refunding
(Chesapeake Apartments Project)
3.22% (Liquidity Facility; FHLB)	5,500,000	a	5,500,000

Kentucky--4.5%

Kenton County Airport Board, Special Facilities Revenue
(Airis Cincinnati LLC) 3.30% (LOC; Deutsche Bank)	30,900,000	a	30,900,000
Somerset, Industrial Building Revenue
(Wonderfuel LLC Project)
3.37% (LOC; Bank of America)	5,920,000	a	5,920,000

Louisiana--1.3%

New Orleans, Sewerage Service, BAN
2.99%, 7/26/2006	7,000,000		7,000,000
Ouachita Parish Industrial Development Board,
IDR (Garret Manufacturing LLC Project)
3.28% (LOC; Regions Bank)	4,080,000	a	4,080,000

Maryland--.9%

Baltimore County, Revenue, Refunding
(Shade Tree Trace) 3.32% (LOC; M&T Bank)	5,650,000	a	5,650,000
Maryland Economic Development Corporation, Revenue
(Todd/Allan Printing Facility)
3.43% (LOC; M&T Bank)	1,435,000	a	1,435,000

Maine--.8%

Maine Street Housing Authority, General Housing Revenue
3.27% (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale
and LOC; Rabobank Nederland)	6,980,000	a,b	6,980,000

Massachusetts--1.2%

Concord, GO Notes, BAN 3.97%, 9/28/2006	10,000,000		10,041,845

Michigan--1.7%

Detroit Downtown Development Authority, LR, Refunding
(Millender Center Project)
3.25% (LOC; HSBC Bank USA)	7,000,000	a	7,000,000

Michigan Municipal Bond Authority, Revenue
3.95%, 8/18/2006 (LOC; JPMorgan Chase Bank)	7,000,000		7,034,196

Mississippi--2.0%

Mississippi Business Finance Corporation,
College and University Revenue
(Belhaven College Project)
3.35% (LOC; First Tennessee Bank)	8,540,000	a	8,540,000
University Educational Building Corporation,
College and University Revenue (Campus Improvements Project)
3.21% (Insured; MBIA and Liquidity Facility; Amsouth Bank)	7,495,000	a	7,495,000

New Hampshire--2.1%

New Hampshire Health and Education Facilities Authority,
Health Care Facilities Revenue:
(Catholic Medical Center) 3.20% (LOC; Citizens Bank of
Massachusetts)	9,610,000	a	9,610,000
(South New Hampshire Medical Center)
3.24% (Insured; Radian Bank and Liquidity Facility; Bank of America)	8,000,000	a	8,000,000

New Jersey--1.8%

New Jersey, Revenue, TRAN
3.95%, 6/23/2006	15,000,000		15,053,429

North Carolina--3.3%

Durham County,
Multifamily Revenue (Falls Pointe Apartments)
3.31% (Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	16,995,000	a,b	16,995,000
North Carolina State Education Assistance Authority,
Student Loan Revenue 3.25% (Insured; AMBAC and Liquidity
Facility; Branch Banking and Trust Co.)	10,000,000	a	10,000,000

Ohio--4.7%

Butler County, Capital Funding Revenue
(CCAO Low Cost Capital Pooled Financing Program)
3.20% (LOC; U.S. Bank NA)	17,000,000	a	17,000,000
Hamiliton County, Hospital Facilities Revenue
3.27% (Insured; FSA and Liquidity Facility; Svenska
Handelsbanken)	10,000,000	a,b	10,000,000
Lake County, Hospital Facilities Revenue
(Lake Hospital Systems Inc.)
3.28% (Insured; Radian Bank and Liquidity
Facility; Bank of America)	11,600,000	a	11,600,000

Oregon--3.4%

Oregon, Homeowner Revenue
3.27% (GIC; Trinity Funding Corporation and Liquidity Facility; Merrill Lynch )	21,920,000	a,b	21,920,000
Oregon Facilities Authority, MFHR
(Vintage at Bend Apartments) 3.28% (Insured; FNMA
and Liquidity Facility; FNMA)	5,800,000	a	5,800,000

Pennsylvania--20.8%

Bethlehem Area School District, GO Notes
3.21% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	10,000,000	a	10,000,000
Dauphin County General Authority, Revenue:
3.21% (Insured; FSA and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	45,100,000	a	45,100,000
(School District Pooled Financing Program II) 3.21%
(Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)	18,855,000	a	18,855,000
Franklin County Industrial Development Authority,
Industrial Revenue (Menno Haven Project)
3.25% (Insured; Radian Bank and Liquidity Facility; Bank of America)	14,735,000	a	14,735,000
Lancaster County Hospital Authority, Senior Living Facilities
Revenue (Luthercare Project) 3.23% (LOC; M&T Bank)	16,915,000	a	16,915,000
Montgomery County Higher Education and Health
Authority, Revenue
(Pennsylvania Higher Education and Health Loan):
3.25% (LOC; M&T Bank)	8,265,000	a	8,265,000
3.26% (LOC; M&T Bank)	10,885,000	a	10,885,000
Pennsylvania, GO Notes (Merlots Program)
3.23% (Insured; MBIA and Liquidity Facility; Wachovia Bank)	3,360,000	a.b	3,360,000
Pennsylvania Housing Finance Agency, SFMR
3.22% (Liquidity Facility; DEPFA Bank PLC)	10,000,000	a	10,000,000
Pennsylvania Turnpike Commission, Turnpike Revenue
3.21% (Liquidity Facility; Bayerische Landesbank)	28,200,000	a	28,200,000
Susquehanna County Industrial Development Authority,
Industrial Revenue (Pennfield Corporation Project)
3.38% (LOC; Fulton Bank)	4,835,000	a	4,835,000

Tennessee--.3%

Blount County Public Building Authority, Revenue
(Local Government Public Improvement)
3.20% (Insured; AMBAC and Liquidity Facility; Regions Bank)	2,025,000	a	2,025,000

Texas--12.5%

Austin, Water and Wastewater System Revenue
(Merlots Program) 3.23% (Insured; FSA and
Liquidity Facility; Wachovia Bank)	6,415,000	a,b	6,415,000
Dallas-Fort Worth International Airport Facilities
Improvement Corporation, Airport Revenue (Merlots
Program) 3.28% (Insured; FSA and Liquidity Facility;
Wachovia Bank)	3,525,000	a,b	3,525,000
East Texas Housing Finance Corporation, MFHR
3.31% (Liquidity Facility; Merrill Lynch)	4,315,000	a,b	4,315,000
Greater Texas Student Loan Corporation,
Student Loan Revenue 3.24%
(LOC; State Street Bank and Trust Co.)	10,000,000	a	10,000,000
Gulf Coast Waste Disposal Authority, Enviromental Facilities Revenue
3.04% (BP Products of North America)	12,500,000	a	12,500,000
Houston, CP
3.28%, 5/10/2006	10,000,000		10,000,000

Port of Port Arthur Navigation District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project) 3.35%		5,000,000	a	5,000,000
Revenue Bond Certificate Series Trust, Revenue:
(Dewitt) 3.72% (GIC; AIG Funding Inc.)		8,265,000	a,b	8,265,000
(Greens Project) 3.72% (GIC; AIG Funding Inc.)		5,807,000	a,b	5,807,000
(Heather Lane Apartments) 3.72% (GIC; AIG Funding Inc.)		10,600,000	a,b	10,600,000
(Landings) 3.72% (GIC; AIG Funding Inc.)		8,445,000	a,b	8,445,000
Texas, Revenue, TRAN 4.50%, 8/31/2006		18,000,000		18,131,441

Utah--.6%

Intermountain Power Agency, Power Supply Revenue,
CP 3.10%, 3/9/2006 (LOC; JPMorgan Chase Bank)		5,000,000		5,000,000

Virginia--1.8%

Virginia Housing Development Authority, Commonwealth
Mortgage Revenue 3.01%, 5/16/2006		15,000,000		15,000,000

Washington--1.9%

Pierce County Economic Development Corporation,
Industrial Revenue (Seatac Packaging Project)
3.35% (LOC; HSBC Bank USA)		5,000,000	a	5,000,000
Washington, GO Notes (Merlots Program)
3.23% (Insured; MBIA and Liquidity Facility; Wachovia Bank)		3,955,000	a,b	3,955,000
Washington Housing Finance Commission, MFHR
(Holly Village Senior Living Project) 3.28% (Insured;
FNMA and Liquidity Facility; FNMA)		6,600,000	a	6,600,000

Wyoming--2.4%

Campbell County, IDR
(Two Elk Power Generation Station Project):
3.50%, 11/30/2006 (GIC; Royal Bank of Canada)		5,000,000		5,000,000
3.50%, 11/30/2006 (LOC; Citibank, N.A.)		15,000,000		15,000,000

Total Investments (cost $831,222,188)		101.2%		831,222,188

Liabilities, Less Cash and Receivables		(1.2%)		(9,978,824)

Net Assets		100.0%		821,243,364

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company

CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Notes to Statements of Investments:

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feburary 28, 2006, these securities amounted to $145,817,018 or 17.8% of net assets.

Securities valuation policies and other investments related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)